UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-08842

Name of Fund:  BBH U.S. Money Market Portfolio

Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Mark Nixon
	BBH U.S. Money Market Portfolio, 40 Water Street, Boston, MA, 01915. Mailing address: 140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/07

Date of reporting period: 07/01/06 -12/31/06

Item 1 - Attach shareholder report


BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


BREAKDOWN BY SECURITY TYPE
                                                                     Percent of
                                                     U.S. $ Value    Net Assets
                                                     ------------    ----------
Asset Backed Securities ..........................  $   36,711,347         1.5%
Certificates of Deposit ..........................     244,548,726         9.8
Commercial Paper .................................   1,216,115,923        48.6
Corporate Bonds ..................................     338,118,827        13.5
Municipal Bonds ..................................     360,235,000        14.4
U.S. Government Agency Obligation ................      15,021,357         0.6
Time Deposits ....................................     236,500,000         9.4
Repurchase Agreement .............................      50,000,000         2.0
Other Assets in Excess of Liabilities ............       4,250,745         0.2
                                                    --------------       -----
Net Assets .......................................  $2,501,501,925       100.0%
                                                    ==============       =====

All data as of December 31, 2006. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.


   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                ASSET BACKED SECURITIES (1.5%)
$    8,429,012  AmeriCredit Automobile Receivables
                  Trust 2006-BG...................................     10/09/07      5.348%    $    8,429,011
     9,524,049  Banc of America Securities Auto
                  Trust 2006-G1...................................     11/19/07      5.349          9,524,767
     8,000,000  Capital Auto Receivable Asset
                  Trust 2006-2....................................     12/15/07      5.340          8,000,000
     7,282,271  Capital Auto Receivable Asset
                  Trust 2006-SN1A(1)..............................     09/20/07      5.320          7,282,271
     3,476,903  CIT Equipment Collateral Series 2006-VT(1)........     03/20/07      4.990          3,475,298
                                                                                               --------------
                Total Asset Backed Securities.....................                                 36,711,347
                                                                                               --------------
                CERTIFICATES OF DEPOSIT (9.8%)
    25,000,000  Canadian Imperial Bank Commerce(1)................     04/27/07      5.440         25,006,992
    15,000,000  Canadian Imperial Bank Commerce...................     10/26/07      5.375         15,025,351
    25,000,000  Charter One Bank..................................     03/19/07      5.330         25,000,000
    11,500,000  Citibank NA.......................................     02/02/07      5.315         11,499,898
    10,000,000  HBOS Treasury.....................................     06/04/07      5.380          9,986,187
    25,000,000  Lloyds Bank, Plc..................................     01/26/07      5.310         25,000,118
     8,000,000  M&I Marshall & Ilsley Bank(1).....................     03/30/07      5.364          8,000,098
    25,000,000  Royal Bank of Canada..............................     10/29/07      5.368         25,024,475
    25,000,000  Toronto Dominion..................................     04/13/07      5.300         24,972,121
    25,000,000  Washington Mutual Bank............................     02/16/07      5.320         25,000,000
    25,000,000  Westpac Banking Corp..............................     10/29/07      5.350         25,033,676
    25,000,000  Wilmington Trust Co...............................     02/20/07      5.350         24,999,810
                                                                                               --------------
                Total Certificates of Deposit.....................                                244,548,726
                                                                                               --------------
                COMMERCIAL PAPER (48.6%)
    15,000,000  Abbey National North America LLC..................     01/02/07      5.315         14,997,788
    20,000,000  Abbey National North America LLC..................     01/03/07      5.326         19,994,089
    10,000,000  ANZ National (Int'l) Ltd..........................     04/04/07      5.331          9,864,375
    10,000,000  ANZ National (Int'l) Ltd..........................     06/22/07      5.309          9,752,989
    25,000,000  Bank of America NA................................     03/30/07      5.300         25,000,000
     7,000,000  Bank of Ireland...................................     02/08/07      5.317          6,961,208
    18,000,000  Bank of Ireland...................................     02/09/07      5.317         17,897,625
    49,500,000  Barclays US Funding LLC...........................     01/16/07      5.440         49,391,719


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         13

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                COMMERCIAL PAPER (continued)
$   50,000,000  Bear Stearns & Co., Inc...........................     01/02/07      5.333%    $   49,992,597
    50,000,000  Bear Stearns & Co., Inc...........................     01/08/07      5.309         49,948,958
     8,150,000  Beta Financial Group, Inc.........................     01/12/07      5.439          8,136,926
    25,000,000  Beta Financial Group, Inc.........................     01/16/07      5.344         24,945,313
    25,000,000  Blue Spice LLC....................................     01/02/07      5.301         24,996,333
    20,000,000  Blue Spice LLC....................................     01/04/07      5.320         19,991,225
    25,000,000  BNP Paribas Finance, Inc..........................     06/13/07      5.293         24,416,483
    25,900,000  Brown-Forman Beverages, Europe, Ltd...............     03/23/07      5.344         25,592,891
    25,000,000  Buckingham CDO II LLC.............................     01/19/07      5.327         24,934,000
    11,000,000  Catholic Health Initiative........................     03/14/07      5.360         11,000,000
    25,000,000  CBA (Delaware) Finance............................     03/15/07      5.310         24,734,361
    26,000,000  CC USA, Inc.......................................     01/23/07      5.303         25,916,822
     9,940,000  CC USA, Inc.......................................     01/26/07      5.313          9,903,829
    15,000,000  CIT Group, Inc....................................     05/16/07      5.309         14,708,625
    14,565,000  City of Chicago, Illinois.........................     06/06/07      5.463         14,233,646
    43,550,000  Columbia University...............................     01/05/07      5.396         43,524,257
    12,900,000  Cornell University................................     01/11/07      5.318         12,881,008
    25,000,000  Credit Suisse FB USA, Inc.........................     02/21/07      5.311         24,814,417
    11,100,000  Danske Corp.......................................     03/12/07      5.307         10,986,903
     5,000,000  Dresdner US Finance, Inc..........................     04/27/07      5.290          4,916,544
    25,000,000  First Tennessee Bank..............................     03/19/07      5.310         25,000,000
    16,000,000  FPL Group Capital.................................     01/04/07      5.283         15,992,987
     5,600,000  FPL Group Capital.................................     01/18/07      5.329          5,585,984
    15,000,000  HBOS Treasury.....................................     03/01/07      5.305         14,871,306
    15,000,000  HBOS Treasury.....................................     03/19/07      5.321         14,831,563
    25,000,000  Hewlett Packard Co................................     01/29/07      5.325         24,897,139
     8,500,000  HSBC Americas, Inc................................     01/12/07      5.304          8,486,287
    25,000,000  ING US Funding LLC................................     02/01/07      5.289         24,887,194
    23,100,000  Johns Hopkins University..........................     02/07/07      5.300         23,100,000
    25,000,000  Kittyhawk Funding Corp............................     01/16/07      5.313         24,944,896
    25,000,000  Koch Resources LLC................................     01/08/07      5.282         24,974,479
    21,500,000  Koch Resources LLC................................     02/16/07      5.340         21,354,397
    25,000,000  Korea Development Bank............................     01/18/07      5.352         24,937,726
    25,000,000  Morgan Stanley....................................     06/04/07      5.306         24,446,563

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                COMMERCIAL PAPER (continued)
$   25,000,000  National Rural Utilities Cooperative
                  Finance Corp....................................     01/10/07      5.283%    $   24,967,187
    25,370,000  Nationwide Building...............................     01/08/07      5.345         25,344,052
    10,000,000  Nationwide Building...............................     03/15/07      5.328          9,893,339
    12,744,000  Power Authority of State of New York..............     02/01/07      5.368         12,686,387
    25,000,000  Rabobank Nederland NV.............................     11/21/07      5.235         25,000,093
    25,000,000  Rabobank USA Financial............................     01/02/07      5.233         24,996,368
    10,000,000  Rights of University of California................     01/16/07      5.283          9,978,167
    50,000,000  San Paolo IMI US Financial Co.....................     01/05/07      5.408         49,971,000
    17,087,000  Societe Generale..................................     01/08/07      5.304         17,069,623
     8,000,000  Societe Generale..................................     06/08/07      5.282          7,819,353
    30,700,000  Southern Company Funding..........................     02/06/07      5.339         30,537,290
     5,000,000  Tennessee State School Bond.......................     02/15/07      5.330          5,000,000
    25,000,000  Three Rivers Funding Corp.........................     01/05/07      5.323         24,985,278
    50,000,000  UBS Finance Delaware LLC..........................     01/02/07      5.287         49,992,701
     2,800,000  Variable Funding Capital Corp.....................     01/12/07      5.367          2,795,423
    12,416,000  Walnut Energy Center Authority....................     02/15/07      5.399         12,334,210
                                                                                               --------------
                Total Commercial Paper............................                              1,216,115,923
                                                                                               --------------
                CORPORATE BONDS (13.5%)
     2,000,000  Alabama Power Co.(1)..............................     04/23/07      5.624          2,001,419
    25,000,000  American Express Credit Corp.(1)..................     03/12/07      5.330         25,000,737
    18,000,000  American Express Centurion Bank(1)................     10/18/07      5.350         18,001,099
    10,000,000  American General Finance Corp.(1).................     06/27/07      5.426         10,004,594
    10,780,000  CIT Group, Inc.(1)................................     05/18/07      5.595         10,789,876
    14,850,000  Citigroup Global Markets Holdings, Inc.(1)........     03/16/07      5.431         14,852,765
    25,000,000  Comerica Bank(1)..................................     07/20/07      5.349         24,996,700
    23,000,000  Goldman Sachs Group, Inc.(1)......................     03/30/07      5.464         23,018,908
    25,000,000  International Business Machines, Corp.(1).........     06/28/07      5.363         25,003,114
    25,000,000  KeyBank NA(1).....................................     08/08/07      5.395         25,010,404
    15,000,000  Merrill Lynch & Co., Inc.(1)......................     02/27/07      5.495         15,009,700
    25,000,000  Merrill Lynch & Co., Inc.(1)......................     05/14/07      5.315         25,000,000
    17,500,000  Merrill Lynch & Co., Inc..........................     11/15/07      4.000         17,333,592
    25,000,000  Morgan Stanley(1).................................     01/19/07      5.420         25,001,197
    25,000,000  National City Bank of Kentucky(1).................     02/08/07      5.365         25,000,659


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         15

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                CORPORATE BONDS (continued)
$   20,000,000  NGSP, Inc.(1).....................................     06/01/46      5.400%    $   20,000,000
     5,000,000  PNC Bank NA(1)....................................     01/29/07      5.320          4,999,941
    25,000,000  PNC Bank NA(1)....................................     01/02/08      5.295         24,993,739
     2,100,000  SouthTrust Bank(1)................................     03/19/07      5.425          2,100,383
                                                                                               --------------
                Total Corporate Bonds.............................                                338,118,827
                                                                                               --------------
                MUNICIPAL BONDS (14.4%)
    11,890,000  Baltimore, Maryland(1)............................     01/04/07      5.350         11,890,000
    49,365,000  Baltimore, Maryland(1)............................     01/04/07      5.350         49,365,000
     6,255,000  Baltimore, Maryland(1)............................     01/04/07      5.350          6,255,000
    11,000,000  Coastal Bend Health Facilities
                  Development Corp.(1)............................     01/03/07      5.360         11,000,000
    10,000,000  Colorado Housing & Finance Authority(1)...........     01/03/07      5.380         10,000,000
     4,000,000  Connecticut Housing Finance Authority(1)..........     01/04/07      5.350          4,000,000
     8,340,000  De Kalb County, Georgia Development
                  Authority Revenue(1)............................     01/03/07      5.350          8,340,000
    19,300,000  Florida Housing Finance Corp.(1)..................     01/04/07      5.350         19,300,000
    24,600,000  Florida Housing Finance Corp.(1)..................     01/04/07      5.320         24,600,000
     5,365,000  Greensboro, North Carolina(1).....................     01/03/07      5.400          5,365,000
     4,695,000  Hamilton County, Ohio Health
                  Care Revenue(1).................................     01/04/07      5.350          4,695,000
     2,000,000  Jacksonville, Florida Economic
                  Development Commission(1).......................     01/04/07      5.400          2,000,000
     3,245,000  Massachusetts State Health &
                  Educational Facilities(1).......................     01/03/07      5.400          3,245,000
    23,915,000  Massachusetts State Health &
                  Educational Facilities(1).......................     01/04/07      5.370         23,915,000
     3,800,000  Massachusetts Port Authority(1)...................     01/03/07      5.380          3,800,000
     9,995,000  Massachusetts State Housing Finance
                  Agency(1).......................................     01/04/07      5.370          9,995,000
    21,000,000  Mississippi Business Finance Corp.(1).............     01/02/07      5.330         21,000,000
     4,500,000  Missouri State Development Finance
                  Board(1)........................................     01/04/07      5.400          4,500,000
    39,700,000  New York, New York(1).............................     01/03/07      5.350         39,700,000


   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


   Principal                                                           Maturity     Interest
     Amount                                                              Date         Rate         Value
   ---------                                                           --------     --------   --------------
                MUNICIPAL BONDS (continued)
$   25,000,000  New York City Transitional Finance
                  Authority(1)....................................     01/03/07      5.380%    $   25,000,000
    25,000,000  North Texas Higher Education Authority(1).........     01/03/07      5.350         25,000,000
    17,350,000  Portland, Maine(1)................................     01/03/07      5.350         17,350,000
     8,220,000  Private Colleges & Universities Authority(1)......     01/03/07      5.350          8,220,000
     2,100,000  Texas State(1)....................................     01/03/07      5.370          2,100,000
    19,600,000  Texas State(1)....................................     01/03/07      5.370         19,600,000
                                                                                               --------------
                Total Municipal Bonds.............................                                360,235,000
                                                                                               --------------
                U.S. GOVERNMENT AGENCY OBLIGATION (0.6%)
    15,000,000  SLM Corp.(1)......................................     07/25/07      5.597         15,021,357
                                                                                               --------------
                TIME DEPOSITS (9.4%)
   100,000,000  Branch Bank & Trust...............................     01/02/07      4.948        100,000,000
   100,000,000  Dresdner Bank.....................................     01/02/07      5.320        100,000,000
    36,500,000  Royal Bank of Canada..............................     01/02/07      5.130         36,500,000
                                                                                               --------------
                Total Time Deposits...............................                                236,500,000
                                                                                               --------------
                REPURCHASE AGREEMENT (2.0%)
 50,000,000.00  Deutche Bank (Agreement dated 12/29/06
                collateralized by FMAC 4.000%-8.000%, due
                11/01/16-12/01/36, value $27,729,233; FNMA
                4.250%-7.220%, due 10/01/18-01/01/37; value
                $22,927,997 and GNMA 5.750%, due  11/20/34;
                value $342,770)...................................     01/02/07      5.300         50,000,000
                                                                                               --------------
TOTAL INVESTMENTS AT AMORTIZED COST...............................                    99.8%    $2,497,251,180
OTHER ASSETS IN EXCESS OF LIABILITIES.............................                     0.2          4,250,745
                                                                                     -----     --------------
NET ASSETS    ....................................................                   100.0%    $2,501,501,925
                                                                                     =====     ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the December 31, 2006 coupon rate.

      Abbreviations:
      FMAC - Financial Markets Association of Canada
      FNMA - Federal National Mortgage Association
      GNMA - Government National Mortgage Association


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         17

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


ASSETS:
   Investments, at amortized cost..............................  $2,497,251,180
   Interest receivable.........................................       8,871,785
                                                                 --------------
      Total Assets.............................................   2,506,122,965
                                                                 --------------
LIABILITIES:
   Due to bank.................................................       3,383,968
   Payables for:
      Investment advisory fees.................................         613,514
      Custody and accounting fees..............................         236,083
      Administrative fees......................................         214,730
      Professional fees........................................          44,696
      Board of Trustees' fees..................................          30,247
   Accrued expenses and other liabilities......................          97,802
                                                                 --------------
      Total Liabilities........................................       4,621,040
                                                                 --------------
NET ASSETS.....................................................  $2,501,501,925
                                                                 ==============


   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2006 (unaudited)
(expressed in U.S. dollars)


NET INVESTMENT INCOME:
   Income:
      Interest.................................................   $67,596,807
                                                                  -----------
   Expenses:
      Investment advisory fees.................................     1,267,544
      Administrative fees......................................       443,641
      Custody and accounting fees..............................       226,702
      Board of Trustees' fees..................................        42,552
      Miscellaneous expenses...................................       122,019
                                                                  -----------
         Total Expenses........................................     2,102,458
         Expense offset arrangement............................       (68,075)
                                                                  -----------
         Net Expenses..........................................     2,034,383
                                                                  -----------
   Net Investment Income.......................................   $65,562,424
                                                                  ===========


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         19

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)


                                                                                For the six
                                                                               months ended           For the
                                                                             December 31, 2006       year ended
                                                                                (unaudited)        June 30, 2006
                                                                              --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income..............................................     $   65,562,424       $  107,785,835
                                                                              --------------       --------------
   Capital Transactions:
      Proceeds from contributions........................................      1,603,988,806        4,531,857,516
      Value of withdrawals...............................................     (1,739,249,575)      (4,572,494,305)
                                                                              --------------       --------------
         Net decrease in net assets resulting from
            capital transactions.........................................       (135,260,769)         (40,636,789)
                                                                              --------------       --------------
         Total increase (decrease) in net assets.........................        (69,698,345)          67,149,046
NET ASSETS:
   Beginning of year.....................................................      2,571,200,270        2,504,051,224
                                                                              --------------       --------------
   End of period.........................................................     $2,501,501,925       $2,571,200,270
                                                                              ==============       ==============


   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)


                               For the six
                              months ended
                              December 31,                     For the years ended June 30,
                                  2006         ----------------------------------------------------------------
                               (unaudited)       2006          2005          2004          2003         2002
                               -----------     -------       -------       -------      --------      --------
Total return.................      2.64%         4.13%         2.17%          0.99%        1.44%        2.47%
Ratios/Supplemental data:
   Net assets, end of
      period (in millions)...    $2,502        $2,571        $2,504         $2,871       $3,422       $2,874
   Expenses as a percentage
      of average net assets:
      Net expenses paid
         by Portfolio........      0.16%(1)      0.16%         0.16%          0.16%        0.15%        0.16%
      Expense offset
         arrangement.........      0.01%(1)      0.00%(2)      0.00%(2)       0.00%(2)     0.00%(2)     0.00%(2)
                                  -----         -----         -----          -----        -----        -----
         Total expenses......      0.17%(1)      0.16%         0.16%          0.16%        0.15%        0.16%
                                  =====         =====         =====          =====        =====        =====
Ratio of net investment
   income to average
      net assets.............      5.17%(1)      4.05%         2.05%          0.95%        1.40%        2.39%

----------
(1)   Annualized.

(2)   Amount is less than 0.01%.


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2006                                         21

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity.

      C. Repurchase Agreements. The Portfolio may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Portfolio buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Portfolio's return on the transaction or effectively the interest rate paid by the dealer to the Portfolio. This return is unrelated to the interest rate on the underlying security. The Portfolio will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Portfolio's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements is included in the Portfolio of Investments.

      D. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2006, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


      E. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Portfolio's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Portfolio's net assets and results of operations.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department ("SID") to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2006, the Portfolio incurred $1,267,544 for advisory services.

      Administrative Fees. The Portfolio has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee from the Fund calculated daily and paid monthly at an annual rate of 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2006, the Portfolio incurred $443,641 for administrative services.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the six months ended December 31, 2006, the Portfolio incurred $226,702 for custody and accounting services. These fees were reduced by $68,075 as a result of an expense offset arrangement with the Portfolio's custodian. In the event that the Portfolio is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts. Pursuant to their agreement the Portfolio will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Portfolio for the six months ended December 31, 2006 was $13,159.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2006, the Portfolio incurred $42,552 for the Trustees' fees.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         23

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2006 (unaudited)
(expressed in U.S. dollars)


EXAMPLE

As a shareholder of BBH Money Market Portfolio (the "Portfolio"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                Expenses Paid
                                               Beginning               Ending                   During Period
                                             Account Value          Account Value               July 1, 2006
                                             July 1, 2006         December 31, 2006        to December 31, 2006(1)
                                             ------------         -----------------        -----------------------
Actual.................................         $1,000                $1,026.40                     $0.82
Hypothetical(2)........................         $1,000                $1,024.40                     $0.82

----------
(1) Expenses are equal to the Portfolio's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH U.S. MONEY MARKET PORTFOLIO
DISCLOSURE OF ADVISOR SELECTION
December 31, 2006 (unaudited)


Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 11, 2006, the Board of Trustees (the "Board") of BBH Portfolio (the "Portfolio") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Portfolio and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2005, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         25

BBH U.S. MONEY MARKET PORTFOLIO
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

BBH U.S. MONEY MARKET PORTFOLIO
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2006 (unaudited)


Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH U.S. Money Market Portfolio also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Trustees reviewed information showing performance of the Portfolio compared to other funds in the iMoneyNet (1st Tier Institutional). The comparative information showed that the Portfolio had superior performance compared to the averages in these categories over all relevant periods. The Trustees also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Trustees also noted that the BBH U.S. Money Market Portfolio had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Portfolio's investment results over time and expense ratios had been satisfactory.


FINANCIAL STATEMENT DECEMBER 31, 2006                                         27

--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                     Call 1-800-575-1265
By E-mail send your request to:   bbhfunds@bbh.com
On the internet:                  www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The BBH U.S. Money Market Portfolio files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.


                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

ITEM 2. CODE OF ETHICS


(a)	The Registrant has adopted a code of ethics that applies to the
     	Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has designated two members of the audit committee as financial experts.

    (2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees:
         independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
(3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for a semi-annual report

ITEM 5. AUDIT COMMITTEE OF LISTED RegistrantS.

(a) The Trust has a separately designated audit committee.
      The members of the audit committee are:
      Eugene P. Beard,Richard Carpenter,
      David P. Feldman, Alan G. Lowy and
      Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGER
        OF OPEN-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY OPEN-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.





ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.




File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1.    I have reviewed this report
      on Form N-CSR of BBH U.S. Money Market
      Portfolio ("Registrant");

2.	Based on my knowledge, this report does not
 	contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. 	Based on my knowledge, the schedules
 	of investments included in this report,
	fairly present in all material respects
	the investments of the Registrant as of
	the end of the fiscal quarter for which
	the report is filed;

4. 	The Registrant's other certifying officer
 	and I are responsible for establishing and maintaining disclosure controls and procedures
 	(as defined in rule 30a-3(c) under the
	Investment Company Act of 1940) for the
	Registrant and have:

a.	designed such disclosure controls and
	procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such disclosure controls and procedures, or caused
      such discloure controls and procedures to be designed under our supervision to provide reasonable assurance regarding the
	reliability of financial reporting and the preparation of financial statements for external purposes in accordance with
	generally accepted accounting principles.


c.	evaluated the effectiveness of the Registrant's
 	disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change in the
 	Registrant's internal control over financial
	reporting that occurred during the Registrant's
	 most recent fiscal quarter that has materially
 	affected, or is reasonably likely to materially
 	affect, the Registrant's internal control over financial reporting; and

5.	The Registrant's other certifying officer and
 	I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
	weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material, that
	involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.



6. The Registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.





DATE: 03-07-07
     =======================


/s/John A. Nielsen
===========================
John A. Nielsen
President - Principal Executive Officer



I, Charles Schreiber, certify that:

1. I have reviewed this report on Form N-CSR of BBH U.S. Money Market Portfolio ("Registrant");

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material
 	fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading
	with respect to the period covered by this report;

3. 	Based on my knowledge, the schedules of
	investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. 	The Registrant's other certifying officer
 	and I are responsible for establishing and maintaining disclosure controls and procedures
	(as defined in rule 30a-3(c) under the Investment
 	Company Act of 1940) for the Registrant and have:

a.	designed such disclosure controls and
	procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such disclosure controls and procedures, or caused
      such discloure controls and procedures to be designed under our supervision to provide reasonable assurance regarding the
	reliability of financial reporting and the preparation
      of financial statements for external purposes in accordance with
	generally accepted accounting	principles.


c.	evaluated the effectiveness of the
	Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and


d.	disclosed in this report any change in
	the Registrant's internal control over
	financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.	 all significant deficiencies and material
 	weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material,
	that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.



6. The Registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.




Date: 03-07-07
       =================

/s/Charles Schreiber
==========================
Charles Schreiber
Treasurer - Principal Financial Officer


                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the
undersigned officers of BBH U.S.
 Money Market Portfolio . ("Registrant"), hereby certify, to the best of our knowledge, that the Registrant's
Report on Form N-CSR for the period
ended December 31, 2006 (the "Report")
fully complies with the requirements
of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Dated: 03-07-07
       ================

/s/John A. Nielsen
=====================
John A. Nielsen
Title: President, Principal Executive Officer

Dated:   03-07-07
	===============

/s/Charles Schreiber
======================
Charles Schreiber
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH U.S. Money Market Portfolio
             -------------------------------------



By (Signature and Title /s/John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:  03-07-07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By (Signature and Title) /s/Charles Schreiber
	                    ------------------------------------------------------

                          Charles Schreiber , Treasurer
                          (Principal Financial Officer)

Date: 03-07-07


* Print name and title of each signing officer under his or her signature.